SHARE-BASED PAYMENTS - Schedule of activity of share options (Details) - 2019 & 2023 ESOP	3 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares
Number of options
Outstanding, beginning balance (in shares) | shares	8,874,994	12,707,244
Granted during the year (in shares) | shares	0	0
Forfeited during the year (in shares) | shares	0	(1,027,769)
Exercised during the year (in shares) | shares	(369,402)	(153,473)
Outstanding, ending balance (in shares) | shares	8,505,592	11,526,002
Exercisable (in shares) | shares	7,943,157	6,264,431
Weighted average exercise price
Outstanding, beginning balance (in USD per share) | $ / shares	$ 9.98	$ 10.02
Granted during the year (in USD per share) | $ / shares	0	0
Forfeited during the year (in USD per share) | $ / shares	0	10.55
Exercised during the year (in USD per share) | $ / shares	10.50	10.31
Outstanding, ending balance (in USD per share) | $ / shares	9.95	9.98
Exercisable (in USD per share) | $ / shares	$ 9.85	$ 9.93